Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables as of December 31, 2019 and 2018, are summarized as follows:

	2019	2018
Maritime
Shipyard	$34,325	$18,897
Tugboats	19,406	26,149
Parcel tankers	18,217	12,350
Offshore vessels	4,737	13,542
Bulk carrier	906	1,017
Others	173	182

Ports and terminals
Shipping agencies	128,300	39,877
Port services	10,732	8,843
Commercial leases	93	233

Logistics, warehousing and other businesses
Warehousing	44,820	47,695
Repair of containers	28,986	31,142
Automotive services	1,112	446
Other businesses	1,165	1,163
Total trade receivables	292,972	201,536
Contract assets	65,443	68,950
Allowance for doubtful accounts	(14,385)	(22,303)
	$344,030	$248,183

All amounts are short-term. The net carrying value of trade accounts receivables is considered a reasonable approximation to fair value.

The activity in the allowance for doubtful accounts is presented below:

	2019	2018
Balance as of January 1	$22,303	$28,310
Receivables written off during the year	(1,847)	(468)
Allowance cancelation recognized during the year	(6,071)	(5,539)
Balance as of December 31	$14,385	$22,303

Note 26 includes disclosures related to credit risk exposures and the analysis related to the allowance for expected credit losses. In 2019 and 2018 the impairment loss was calculated applying the expected credit loss model in accordance with IFRS 9.